Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of trade and other payables

	2025	2024
	S$	S$
Trade payables
- Third parties	59,168	170,405

Other payables
- Accruals	353,243	294,315
- Contract liabilities (Note i)	19,447	9,021
- Other payables (Note ii)	43,091	152,267
	415,781	455,603

Total trade and other payables	474,949	626,008

Trade and other payables are non-interest bearing and are normally settled on 30 days’ terms.

Note

i)	Contract liabilities are deposit charged before the services commence, until the revenue is recognized on the relevant contract offset against these.

Schedule of contract liabilities

The following table shows movements in contact liabilities:-

S$

January 1, 2024	37,891
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	(37,891)
Increase in contract liabilities as a result of receiving deposits	9,021

December 31, 2024	9,021
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	(9,021)
Increase in contract liabilities as a result of receiving deposits	19,447

December 31, 2025	19,447

ii)	The amounts due to the directors of S$3,291 (2024: S$12,587) are included in the other payables. The amounts due to directors are unsecured, interest-free, and repayable on demand.

iii)	No accrued interest from loan from a shareholder (2024: S$1,445) are included in the accruals.